Note 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Subsidiaries and equity investee of Company

The subsidiaries of the Company are set out below:

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
The British Virgin Islands

Asia Pacific Wire & Cable General Holdings Ltd	100%	100%

PRC (APWC) Holding Ltd.	100%	100%

Samray Inc.	100%	100%

Siam (APWC) Holdings Ltd.	100%	100%

Moon View Ltd.	100%	100%

Trigent Investment Holdings Limited	100%	100%

Crown Century Holdings Ltd.	100%	100%

Singapore

Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.3%	98.3%

Sigma-Epan International Pte Ltd. (“Sigma-Epan”)	100%	100%

Epan Industries Pte Ltd.	100%	100%

Epan Data-Comm System Pte Ltd	100%	100%

Singvale Pte Ltd	100%	100%

Malaysia

Elecain Industry Sdn. Bhd.	92.6%	92.6%

Sigma-Epan Malaysia Sdn. Bhd.	100%	100%

The People’s Republic of China

Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	95.80%	100%

Shanghai Yayang Electric Co., Ltd.	54.41%	54.41%

Pacific Electric Wire & Cable (Shenzhen) Co., Ltd (“PEWS”)	100%	100%

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
Hong Kong

Crown Century Holdings Limited (“CCH (HK)”)	100%	100%

Australia

Australia Pacific Electric Cable Pty Limited (“APEC”)	99.40%	99.40%

Thailand

Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”)*	50.93%	50.93%

Siam Pacific Electric Wire & Cable Company Limited (“Siam-Pacific”)	50.93%	50.93%

Double D Cable Company Limited (“Double D”)	0%	50.93%
(pre- operating stage)

Hard Lek Limited (“Hard Lek”)	73.98%	73.98%

APWC (Thailand) Co., Ltd	99.48%	99.48%

PEWC (Thailand) Co., Ltd	99.48%	99.48%

CTW Beta Co. Ltd.	50.89%	50.89%

Siam Fiber Optics Co. Ltd	30.56%	30.56%

* Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

ii) The equity investees of the Company are set out below:

Place of incorporation and operations	Percentage of equity interest As of December 31,
	2011	2012
The People’s Republic of China

Shandong Huayu Pacific Fiber Optics Communications Co., Ltd. (“Shandong Huayu”)	48.73%	48.73%

Shandong Pacific Rubber Cable Co., Ltd. (“SPRC”)	25.00%	25.00%

Thailand

Siam Pacific Holding Company Limited (“SPHC”)	49.00%	49.00%

Loxley Pacific Co., Ltd. (“Lox Pac”)	21.39%	21.39%